RiverPark Strategic Income Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

CORPORATE BONDS - 54.4%		Par	Value
Agriculture, Forestry, Fishing and Hunting - 0.5%
Austevoll Seafood ASA, 6.78% (3 Month NIBOR + 2.00%), 06/21/2028 (a)	NOK	$20,500,000	$2,027,825

Arts, Entertainment, and Recreation - 0.7%
DEAG Deutsche Entertainment AG, 8.00%, 07/12/2026	EUR	2,161,000	2,499,131

Construction - 0.6%
Five Point Operating Co. LP / Five Point Capital Corp., 7.88%, 11/15/2025 (b)		2,152,000	2,132,514

Finance and Insurance - 9.5%
Esmaeilzadeh Holding AB, 11.59% (3 Month STIBOR + 7.50%), 01/26/2025 (a)	SEK	20,000,000	1,833,017
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 09/15/2024		2,358,000	2,345,059
6.38%, 12/15/2025		3,747,000	3,681,942
9.75%, 01/15/2029 (b)		12,058,000	12,316,643
Novedo Holding AB, 10.65% (3 Month STIBOR + 6.50%), 11/26/2024 (a)	SEK	22,500,000	2,074,648
Puffin Finance SARL, 15.00%, 09/11/2025		3,755,000	3,864,710
Stockwik Forvaltning AB, 12.09% (3 Month STIBOR + 8.00%), 03/20/2026 (a)	SEK	40,000,000	3,829,388
StoneX Group, Inc., 8.63%, 06/15/2025 (b)		5,935,000	6,022,482
			35,967,889

Information - 12.7%
American Greetings Corp., 8.75%, 04/15/2025 (b)		1,397,000	1,396,232
Azerion Group NV, 10.63% (3 Month EURIBOR + 6.75%), 10/02/2026 (a)	EUR	3,772,000	4,112,040
Bulk Infrastructure Holding AS, 8.99% (3 Month NIBOR + 4.50%), 10/15/2024 (a)	NOK	33,000,000	3,276,484
Citrix Systems, Inc., 4.50%, 12/01/2027		972,000	780,049
Clear Channel International BV, 6.63%, 08/01/2025 (b)		4,436,000	4,461,028
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/01/2026 (b)		3,222,000	3,205,972
Duett Software Group AS, 9.75% (3 Month NIBOR + 5.00%), 04/12/2026 (a)	NOK	4,589,000	442,644
Go North Group AB, 15.12%, 02/09/2026		5,763,870	4,784,012
Hughes Satellite Systems Corp., 5.25%, 08/01/2026		2,679,000	2,360,167
Impala BondCo PLC, 13.09% (3 Month STIBOR + 9.00%), 10/20/2024 (a)	SEK	7,500,000	490,937
INNOVATE Corp., 8.50%, 02/01/2026 (b)		7,002,000	5,426,550
Lithium Midco II Ltd., 10.72% (3 Month EURIBOR + 6.75%), 07/09/2025 (a)	EUR	7,009,000	7,505,442
OpNet S.p.A., 10.97% (3 Month EURIBOR + 7.00%), 02/09/2026 (a)(b)	EUR	5,699,000	6,330,719
Ziff Davis, Inc., 4.63%, 10/15/2030 (b)		3,891,000	3,573,978
			48,146,254

Manufacturing - 14.5%
Cannabist Co. Holdings, Inc., 9.50%, 02/03/2026		5,068,000	4,282,460
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 04/15/2025 (b)		4,613,000	4,593,879
CNH Industrial Capital LLC, 4.20%, 01/15/2024		2,395,000	2,393,216
Fiven ASA, 10.66% (3 Month EURIBOR + 6.70%), 12/11/2026 (a)	EUR	8,285,000	9,237,668
Infrabuild Australia Pty Ltd., 14.50%, 11/15/2028 (b)		9,924,000	10,234,125
LINK Mobility Group Holding ASA, 3.38%, 12/15/2025	EUR	800,000	845,624
LR Global Holding GmbH, 11.21% (3 Month EURIBOR + 7.25%), 02/03/2025 (a)	EUR	2,694,000	2,921,990
ProSomnus, Inc., 14.25%, 04/06/2026 (c)		1,735,535	1,491,595
Secop Group Holding GmbH, 12.33% (3 Month EURIBOR + 8.40%), 12/29/2026 (a)	EUR	1,443,000	1,620,874
TPC Group, Inc., 13.00%, 12/16/2027 (b)		9,374,000	9,532,088
Valvoline, Inc., 4.25%, 02/15/2030 (b)		7,550,000	7,499,217
			54,652,736

Mining, Quarrying, and Oil and Gas Extraction - 2.2%
Mime Petroleum AS
9.75%, 09/17/2025		1,506,807	1,416,398
13.50%, 03/21/2083		109,999	38,500
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 02/01/2026 (b)		4,258,000	4,304,131
Tacora Resources, Inc., 13.00%, 11/03/2023 (b)(c)		2,381,851	2,381,851
			8,140,880

Professional, Scientific, and Technical Services - 1.8%
Aker Horizons ASA, 8.02% (3 Month NIBOR + 3.25%), 08/15/2025 (a)	NOK	8,500,000	811,105
GemmaCert Ltd., 9.00%, 05/19/2024 (c)		500,965	140,721
Getty Images, Inc., 9.75%, 03/01/2027 (b)		2,568,000	2,590,516
LifeFit Group MidCo GmbH, 11.43% (3 Month EURIBOR + 7.50%), 01/26/2025	EUR	1,178,795	1,293,195
Rebellion Operations AB, 12.13% (3 Month STIBOR + 8.00%), 05/20/2025 (a)	SEK	20,000,000	1,838,041
			6,673,578

Retail Trade - 2.8%
99 Escrow Issuer, Inc., 7.50%, 01/15/2026 (b)		4,193,000	1,420,253
Advance Auto Parts, Inc., 1.75%, 10/01/2027		4,375,000	3,761,470
The Gap, Inc., 3.88%, 10/01/2031 (b)		6,621,000	5,456,226
			10,637,949

Transportation and Warehousing - 5.2%
Kistefos AS, 9.72% (3 Month NIBOR + 5.00%), 09/13/2028 (a)	NOK	4,100,000	393,459
Skill Bidco ApS, 10.71% (3 Month EURIBOR + 6.75%), 03/02/2028 (a)	EUR	923,000	1,027,910
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 9.00%, 10/15/2026 (b)(d)		11,756,000	11,743,363
Uber Technologies, Inc., 8.00%, 11/01/2026 (b)		2,974,000	3,031,255
XPO, Inc., 6.25%, 06/01/2028 (b)		3,542,000	3,591,014
			19,787,001

Utilities - 2.4%
Hawaii Electric Light Company, 3.28%, 12/30/2040 (c)		1,500,000	855,000
IEA Energy Services LLC, 6.63%, 08/15/2029 (b)		8,723,000	8,112,390
			8,967,390

Wholesale Trade - 1.5%
Performance Food Group, Inc., 6.88%, 05/01/2025 (b)		5,000,000	5,024,174
United Natural Foods, Inc., 6.75%, 10/15/2028 (b)		1,025,000	831,132
			5,855,306
TOTAL CORPORATE BONDS (Cost $209,201,526)			205,488,453

BANK LOANS - 20.4%		Par	Value
Accommodation and Food Services - 1.5%
Carrols Restaurant Group, Inc., 8.71% (1 Month SOFR + 3.25%), 04/30/2026 (a)		5,641,239	5,554,871

Arts, Entertainment, and Recreation - 2.9%
NAI Entertainment Holdings LLC, 8.47% (1 Month SOFR + 5.00%), 05/08/2025 (a)		11,164,684	11,113,494

Information - 3.4%
American Greetings Corp., 11.35% (1 Month SOFR + 6.00%), 04/06/2028 (a)		2,700,593	2,712,975
Cengage Learning, Inc., First Lien 10.41% (3 Month SOFR + 4.75%), 07/14/2026 (a)		10,155,931	10,200,973
			12,913,948

Manufacturing - 6.8%
Chobani LLC, 8.97% (1 Month LIBOR + 3.50%), 10/23/2027 (a)		4,626,230	4,640,110
Chobani LLC, First Lien 9.11% (1 Month SOFR + 3.75%), 10/25/2027 (a)		2,814,000	2,822,203
Crocs, Inc., 8.50% (3 Month LIBOR + 3.50%), 02/19/2029 (a)		1,466,773	1,474,481
Diebold Nixdorf, Inc., 12.86% (3 Month SOFR + 7.50%), 08/11/2028 (a)		1,252,156	1,290,891
DS Parent, Inc., TBD (1 Month SOFR + 5.50%), 12/16/2030		7,576,000	7,254,020
Elevate Textiles, Inc., 14.04% (3 Month SOFR + 8.65%), 09/30/2027 (a)		193,873	193,146
Energy Acquisition Co., Inc.
7.50% (3 Month SOFR + 4.25%), 06/26/2025 (a)		4,286,247	4,245,399
7.50% (Fixed Rate + 7.50%), 06/26/2025		1,802,690	1,730,582
First Brands Group LLC, First Lien 10.88% (6 Month SOFR + 5.00%), 03/30/2027 (a)		2,066,230	2,054,617
			25,705,449

Mining, Quarrying, and Oil and Gas Extraction - 1.7%
HighPeak Energy, 13.00% (3 Month SOFR + 7.50%), 09/30/2026		5,124,000	5,136,810
Quarternorth Energy Holding, Inc., 13.47% (1 Month LIBOR + 8.00%), 08/27/2026 (a)		1,369,243	1,369,243
			6,506,053

Professional, Scientific, and Technical Services - 1.8%
Getty Images, Inc., First Lien 9.95% (3 Month LIBOR + 4.50%), 02/19/2026 (a)		2,199,035	2,211,954
Inotiv, Inc., First Lien 12.21% (1 Month SOFR + 6.75%), 09/22/2026 (a)		4,740,995	4,575,060
			6,787,014

Retail Trade - 1.7%
Mountaineer Merger Corp., 12.64% (3 Month LIBOR + 7.00%), 10/22/2028 (a)		5,759,572	4,341,277
The Container Store, Inc., 10.36% (3 Month LIBOR + 4.75%), 01/31/2026 (a)		2,402,322	2,180,107
			6,521,384

Wholesale Trade - 0.6%
Dairyland USA Corp., 10.21% (1 Month SOFR + 4.75%), 08/17/2029 (a)		499,314	500,145
United Natural Foods, Inc., 8.72% (1 Month SOFR + 3.25%), 10/22/2025 (a)		1,594,054	1,594,054
			2,094,199
TOTAL BANK LOANS (Cost $77,223,655)			77,196,412

CONVERTIBLE BONDS - 5.9%		Par	Value
Information - 5.9%
BuzzFeed, Inc., 8.50%, 12/03/2026 (b)		5,400,000	4,104,000
DocuSign, Inc., 0.00%, 01/15/2024 (e)		11,148,000	11,148,258
Leafly Holdings, Inc., 8.00%, 01/31/2025 (c)		4,163,000	3,538,550
UpHealth, Inc.
0.00% (SOFR + 9.00%), 12/15/2025 (a)(b)		850,000	736,955
6.25%, 06/15/2026 (b)		3,906,000	2,909,970
TOTAL CONVERTIBLE BONDS (Cost $25,201,922)			22,437,733

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.6%		Par	Value
Finance and Insurance - 5.6%
BX Trust
Series 2019-XL, Class A, 6.40% (1 Month SOFR + 1.03%), 10/15/2036 (b)(f)		1,955,457	1,950,992
Series 2020-VKNG, Class C, 6.88% (1 Month SOFR + 1.51%), 10/15/2037 (b)(f)		1,309,000	1,289,099
Series 2021-MFM1, Class D, 6.98% (1 Month SOFR + 1.61%), 01/15/2034 (b)(f)		702,662	685,915
Series 2021-SOAR, Class C, 6.58% (1 Month SOFR + 1.21%), 06/15/2038 (b)(f)		1,084,377	1,063,170
Series 2021-VOLT, Class C, 6.58% (1 Month SOFR + 1.21%), 09/15/2036 (b)(f)		2,982,000	2,878,101
Series 2022-IND, Class B, 7.30% (1 Month SOFR + 1.94%), 04/15/2037 (b)(f)		645,491	641,265
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 7.41% (1 Month SOFR + 1.80%), 12/15/2037 (b)(f)		3,240,000	3,207,113
Cold Storage Trust, Series 2020-ICE5, Class D, 7.57% (1 Month SOFR + 2.21%), 11/15/2037 (b)(f)		3,258,614	3,223,965
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 7.01% (1 Month SOFR + 1.65%), 05/15/2036 (b)(f)		624,447	622,563
JP Morgan Chase Commercial Mortgage Securities, Series 2021-MHC, Class B, 6.53% (1 Month SOFR + 1.16%), 04/15/2038 (b)(f)		970,000	958,779
Life 2022-BMR Mortgage Trust, Series 2022-BMR2, Class A1, 6.66% (1 Month SOFR + 1.30%), 05/15/2039 (b)(f)		3,700,000	3,622,329
SMRT 2022-MINI, Series 2022-MINI, Class B, 6.71% (1 Month SOFR + 1.35%), 01/15/2039 (b)(f)		934,000	911,964
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,007,155)			21,055,255

ASSET-BACKED SECURITIES - 1.7%		Par	Value
Transportation and Warehousing - 1.7%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates, Series 2013-1, 3.90%, 01/15/2026		6,909,575	6,479,240
TOTAL ASSET-BACKED SECURITIES (Cost $6,305,822)			6,479,240

COMMON STOCKS - 1.2%		Shares	Value
Construction - 0.0%(g)
Southland Holdings, Inc.(h)		15,374	79,330

Finance and Insurance - 0.2%
Bitcoin Depot, Inc.(h)		249,984	807,448

Information - 0.3%
UpHealth, Inc.(h)		133,414	30,612
Verizon Communications, Inc.(i)		30,200	1,138,540
Warner Bros Discovery, Inc.(h)(i)		11,200	127,456
			1,296,608

Manufacturing - 0.6%
RA PARENT INC(c)(h)		43	2,122,488

Mining, Quarrying, and Oil and Gas Extraction - 0.1%
Quarternorth Energy Holding, Inc.(h)		4,187	561,058

Professional, Scientific, and Technical Services - 0.0%(g)
GemmaCert Ltd.(c)(h)		21,135	0
TOTAL COMMON STOCKS (Cost $4,605,055)			4,866,932

PREFERRED STOCKS - 1.2%			Value
Finance and Insurance - 0.3%
Saratoga Investment Corp., Series 2027, 6.00%, 04/30/2027		40,765	972,653

Manufacturing - 0.5%
Fossil Group, Inc., 7.00%, 11/30/2026		130,336	2,008,478

Mining, Quarrying, and Oil and Gas Extraction - 0.4%
NGL Energy Partners LP, Series B, 12.82% (3 Month LIBOR + 7.21%), Perpetual(a)		48,669	1,344,724

Professional, Scientific, and Technical Services - 0.0%(g)
Argo Blockchain PLC, Series A, 8.75%, 11/30/2026		8,481	96,259
TOTAL PREFERRED STOCKS (Cost $5,291,936)			4,422,114

REAL ESTATE INVESTMENT TRUSTS - 0.6%		Shares	Value
Real Estate and Rental and Leasing - 0.6%
CTO Realty Growth, Inc.		131,933	2,286,399
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,271,734)			2,286,399

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACs) - 0.0%(g)		Shares	Value
Alpha Partners Technology Merger Corp. Founder Shares(c)(h)		8,594	516
Berenson Acquisition Corp. I(c)(h)		12,570	0
Revelstone Capital Acquisition Corp. Founder Shares(c)(h)		5,925	237
Screaming Eagle Acquisition Corp.(h)		273,500	123,102
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACs) (Cost $127,267)			123,855

WARRANTS - 0.0%(g)		Contracts	Value
Finance and Insurance - 0.0%(g)
Financials Acquisition Corp., Expires April 04, 2027, Exercise Price $11.50(c)(h)		33,086	0

Information - 0.0%(g)
Leafly Holdings, Inc., Expires November 07, 2026, Exercise Price $11.50(h)		21,228	333

Manufacturing - 0.0%(g)
ProSomnus, Inc., Expires April 20, 2028, Exercise Price $11.50(h)		40,414	924
McDermott International Ltd., Expires June 30, 2027, Exercise Price $0.01(c)(h)		545,234	0
Total Manufacturing			924

Mining, Quarrying, and Oil and Gas Extraction - 0.0%(g)
Tacora Resources, Inc., Expires May 11, 2025, Exercise Price $0.01(c)(h)		20,243,861	0
TOTAL WARRANTS (Cost $154,191)			1,257

SHORT-TERM INVESTMENTS - 7.5%
Money Market Funds - 1.3%		Shares
First American Treasury Obligations Fund - Class X - Class X, 5.29%(j)		5,050,698	5,050,698

Commercial Paper - 6.2%		Par
Manufacturing — 6.2%
Albemarle Corp., 6.16%, 01/05/2024(k)		7,443,000	7,434,685
FMC Corp., 6.19%, 01/12/2024(k)		5,724,000	5,710,516
Jabil, Inc., 6.11%, 01/05/2024(k)		5,347,000	5,340,684
Stanley Black & Decker, Inc., 6.15%, 01/18/2024(k)		5,000,000	4,984,872
			23,470,757
TOTAL SHORT-TERM INVESTMENTS (Cost $28,531,132)			28,521,455

TOTAL INVESTMENTS - 98.5% (Cost $379,921,395)			$372,879,105
Other Assets in Excess of Liabilities - 1.5%			5,047,359
TOTAL NET ASSETS - 100.0%			$377,926,464

Percentages are stated as a percent of net assets.
Par amount is in U.S. Dollar unless otherwise indicated.

EURIBOR – Euro-Interbank Offer Rate
LIBOR - London Interbank Offered Rate
NIBOR – Norwegian Interbank Offer Rate
SOFR - Secured Overnight Financing Rate
STIBOR – Stockholm Interbank Offer Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2023.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $170,332,988 or 45.1% of the Fund’s net assets.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $10,530,958 or 2.8% of net assets as of December 31, 2023.

(d)	Step coupon bond. The rate disclosed is as of December 31, 2023.
(e)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2023.

(g)	Represents less than 0.05% of net assets.
(h)	Non-income producing security.
(i)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(j)	The rate shown represents the 7-day effective yield as of December 31, 2023.
(k)	The rate shown is the effective yield.

RiverPark Strategic Income Fund
Schedule of Options Written
as of December 31, 2023 (Unaudited)

OPTIONS WRITTEN - 0.0% (a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 0.0% (b)
iShares 1-3 Year Treasury Bond ETF, Expires June 21, 2024 at $84.00	$(2,149,448)	(262)	$(13,100)
iShares iBoxx $ High Yield Corporate Bond ETF	0	0	–
Expires March 15, 2024 at $77.00	(1,996,662)	(258)	(33,798)
Expires March 15, 2024 at $76.00	(2,105,008)	(272)	(63,920)
Verizon Communications, Inc., Expires January 19, 2024 at $35.00	(1,624,870)	(431)	(116,801)
Total Call Options			(227,619)

Put Options - 0.0% (b)
iShares 1-3 Year Treasury Bond ETF, Expires June 21, 2024 at $82.00	(2,149,448)	(262)	(15,720)
Warner Bros Discovery, Inc., Expires April 19, 2024 at $10.00	(191,184)	(168)	(9,744)
Total Put Options			(25,464)
TOTAL OPTIONS WRITTEN (Premiums received $158,836)			(253,083)

(a)	Exchange-traded.
(b)	Represents less than 0.05% of net assets.
(c)	100 shares per contract.

RiverPark Strategic Income Fund
Schedule of Securities Sold Short
as of December 31, 2023 (Unaudited)

CORPORATE BONDS - (2.4)%	Par	Value
Information – (1.4)%
CCO Holdings LLC / CCO Holdings Capital Corp.		$–
4.75%, 03/01/2030 (a)	(4,191,000)	(3,834,893)
Concentrix Corp.		$–
6.85%, 08/02/2033	(1,572,000)	(1,620,564)
		(5,455,457)

Manufacturing – (0.5)%
F-Brasile SpA / F-Brasile US LLC		$–
7.38%, 08/15/2026 (a)	(1,300,000)	(1,272,030)
Johnson & Johnson		$–
4.95%, 05/15/2033	(862,000)	(933,217)
		(2,205,247)

Wholesale Trade – (0.5)%
Likewize Corp.		$–
9.75%, 10/15/2025 (a)	(2,019,000)	(2,048,758)
		(2,048,758)
TOTAL CORPORATE BONDS (Proceeds $9,249,921)		(9,709,462)

EXCHANGE TRADED FUNDS - (0.8)%	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	(41,300)	(3,196,207)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $3,100,941)		(3,196,207)

TOTAL SECURITIES SOLD SHORT (Proceeds $12,350,862)		(12,905,669)

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $7,155,681 or 1.9% of the Fund’s net assets.

RiverPark Strategic Income Fund
Schedule of Forward Currency Contracts
as of December 31, 2023 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value / Unrealized Appreciation (Depreciation)

1/12/2024	USD	36,759,963	EUR	33,865,000	U.S. Bancorp Investments, Inc.	$(647,032)
1/12/2024	USD	6,632,260	NOK	71,450,000	U.S. Bancorp Investments, Inc.	(402,924)
1/12/2024	USD	9,637,403	SEK	99,325,000	U.S. Bancorp Investments, Inc.	(216,170)
						$(1,266,126)

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - U.S. Dollars

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund and the RiverPark Strategic Income Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Low Duration High Yield
Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible
Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge
Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The investment objective of the RiverPark Strategic
Income Fund is seek high current income and capital appreciation with the preservation of capital. The CrossingBridge Low Duration High Yield Fund commenced investment operations on February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal quarter ended
December 31, 2023, only the Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund
commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares. The RiverPark Strategic Income Fund commenced investment operations on September 30, 2013. From commencement date through May 12, 2023, the RiverPark Strategic Income was a series of the RiverPark Funds
Trust. On May 13, 2023, the Fund reorganized into the Trust. The Fund has registered and currently offers both an Institutional Class and Retail Class of shares. The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies ("SPACs"), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the
Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Adviser.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of December 31, 2023:

RiverPark Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Corporate Bonds	$-	$200,619,286	$4,869,167	$205,488,453
Bank Loans	-	77,196,412	-	77,196,412
Convertible Bonds	-	18,899,183	3,538,550	22,437,733
Collateralized Mortgage Obligations	-	21,055,255	-	21,055,255
Asset-Backed Securities	-	6,479,240	-	6,479,240
Common Stocks	2,183,386	561,058	2,122,488	4,866,932
Preferred Stocks	4,422,114	-	-	4,422,114
Real Estate Investment Trusts	2,286,399	-	-	2,286,399
Special Purpose Acquisition Companies	-	123,102	753	123,855
Warrants	333	924	-	1,257
Short-Term Investments	5,050,698	23,470,757	-	28,521,455
Total Assets	$13,942,930	$348,405,217	$10,530,958	$372,879,105

Liabilities:
Corporate Bonds	$-	$(9,709,462)	$-	$(9,709,462)
Exchange Traded Funds	(3,196,207)	-	-	(3,196,207)
Written Options	(253,083)	-	-	(253,083)
Total Liabilities	$(3,449,290)	$(9,709,462)	$-	$(13,158,752)

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$(1,266,126)	$-	$(1,266,126)
Total Other Financial Instruments	$-	$(1,266,126)	$-	$(1,266,126)

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

RiverPark Strategic Income Fund
	Corporate Bonds	Convertible Bonds	Common Stocks	Special Purpose Acquisition Companies
Beginning Balance - October 1, 2023	$3,666,946	$3,538,550	$2,553,888	$1,073
Purchases	1,297,935	-	-	-
Sales	-	-	-	-
Realized gains	-	-	-	-
Realized losses	-	-	-	-
Change in unrealized appreciation (depreciation)	(95,714)	-	(431,400)	(320)
Transfer in/(out) of Level 3	-	-	-	-
Ending Balance - December 31, 2023	$4,869,167	$3,538,550	$2,122,488	$753

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2023:

RiverPark Strategic Income Fund
Description	Fair Value December 31, 2023	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input
Corporate Bonds	$140,721	Discounted cash flow	Market discount	50-59%
Corporate Bonds	$855,000	Market comparable	Transaction price	N/A
Corporate Bonds	$1,491,595	Liquidation analysis	Transaction price	N/A
Corporate Bonds	$2,381,851	Liquidation analysis	Transaction price	N/A
Convertible Bonds	$3,538,550	Liquidation analysis	Yield to maturity	21.60%
Common Stocks	$2,122,488	Market comparable	Transaction price	N/A
Special Purpose Acquisition Companies*	$753	Market comparable	Market price of similar asset	$0- $1

* Table presents information for three securities, which have been valued between $0.00 and $0.08 throughout the period.